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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21799

     Evergreen International Balanced Income Fund
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for one of its series, Evergreen International Balanced Income Fund, for the six months ended October 31, 2006. This one series has an April 30 fiscal year end.

Date of reporting period: October 31, 2006

Item 1 - Reports to Stockholders.

Evergreen International Balanced Income Fund

Evergreen

INTERNATIONAL BALANCED INCOME FUND

Semiannual Report
as of October 31, 2006

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
3	FINANCIAL HIGHLIGHTS
4	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	AUTOMATIC DIVIDEND REINVESTMENT PLAN
25	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

December 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen International Balanced Income Fund, covering the six-month period ended October 31, 2006.

International capital markets, both equity and fixed income, faced a variety of challenges and opportunities during the past six months. As a consequence, foreign equities and bonds tended to produce modest, positive returns with improved results in the final months of the period. In the equity markets, stock prices were supported by worldwide economic expansion led by the emerging markets, most notably China. Accelerated growth in Europe also helped international stock investments despite a correction in Japan.

International fixed income markets exhibited considerable volatility early in the period over concerns that the Federal Reserve Board would continue raising short-term interest rates in the U.S. The bond markets recovered in the final months of the period, however, after monetary policymakers left the influential Fed Funds rate unchanged at 5.25% . Other major central banks continued to raise short-term rates, but overall monetary policy remained far from restrictive, even if less stimulative than earlier.

In managing the Evergreen International Balanced Income Fund, portfolio teams pursued strategies designed to provide a high

LETTER TO SHAREHOLDERS continued

level of income. The equity team invested primarily in dividend-paying international stocks, while the managers of the fixed income portfolio guarded against inflationary and currency risks while also seeking selective opportunities in the bonds and currencies of smaller markets. The Fund includes allocations to foreign equity and fixed income securities, supplemented by the sale of market index call options against the Fund’s equity portfolio.

As always, we encourage investors to maintain diversified investment portfolios, including strategies such as that of the Evergreen International Balanced Income Fund, in pursuit of their long-term investment goals.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access details about daily fund prices, yields, dividend rates and fund facts about Evergreen closed-end funds. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund broker-dealer or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FINANCIAL HIGHLIGHTS

(For a common share outstanding throughout each period)

	Six Months Ended
	October 31, 2006	Year Ended
	(unaudited)	April 30, 2006[1]

Net asset value, beginning of period	$20.59	$19.10[2]

Income from investment operations
Net investment income (loss)	0.45	0.39
Net realized and unrealized gains or losses on investments	0.10	1.83

Total from investment operations	0.55	2.22

Distributions to common shareholders from net investment income	(0.87)	(0.69)

Offering costs charged to capital for common shares	0	(0.04)

Net asset value, end of period	$20.27	$20.59

Market value, end of period	$19.96	$19.07

Total return based on market value[3]	9.37%	(1.16%)

Ratios and supplemental data
Net assets of common shareholders, end of period (thousands)	$232,895	$235,819
Ratios to average net assets applicable to common shareholders
Expenses including waivers/reimbursements but excluding expense reductions	1.20%[4]	1.20%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.29%[4]	1.27%[4]
Net investment income (loss)	4.50%[4]	3.96%[4]
Portfolio turnover rate	49%	42%

1 For the period from October 31, 2005 (commencement of operations), to April 30, 2006.

2 Initial public offering price of $20.00 per share less underwriting discount of $0.90 per share.

3 Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions or sales charges.

4 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

October 31, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.8%
FIXED-RATE 1.8%
FHLMC, 6.00%, 06/01/2035	$ 2,083,437	$2,102,790
GNMA, 5.50%, 12/15/2034	2,032,744	2,026,223

Total Agency Commercial Mortgage-Backed Securities (cost $4,079,933)		4,129,013

CORPORATE BONDS 0.1%
CONSUMER DISCRETIONARY 0.1%
Auto Components 0.1%
TRW Automotive, Inc., 9.375%, 02/15/2013 (cost $270,395)	250,000	269,062

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 10.5%
CONSUMER DISCRETIONARY 0.3%
Multi-line Retail 0.3%
Marks & Spencer Group plc, 6.375%, 11/07/2011 GBP	350,000	689,466

CONSUMER STAPLES 1.4%
Beverages 0.3%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	300,000	612,228

Food Products 0.7%
Nestle SA, 5.50%, 11/18/2009 AUD	2,070,000	1,566,320

Tobacco 0.4%
British American Tobacco plc, 5.75%, 12/09/2013 GBP	550,000	1,060,796

ENERGY 0.6%
Oil, Gas & Consumable Fuels 0.6%
Total SA, 4.875%, 09/22/2011 CAD	1,700,000	1,548,544

FINANCIALS 8.2%
Capital Markets 0.2%
Ahold Finance USA, Inc., 6.50%, 03/14/2017 GBP	200,000	375,729

Commercial Banks 8.0%
Europaeische Hypothekenbank SA, 4.38%, 12/15/2015 CAD	2,000,000	1,785,031
European Investment Bank:
6.50%, 09/10/2014 NZD	1,200,000	797,313
8.00%, 10/21/2013 ZAR	7,390,000	978,053
8.50%, 12/12/2007 ZAR	20,000,000	2,710,866
FCE Bank plc, 5.75%, 12/15/2006 GBP	330,000	631,784
Kommunalbanken AS, 6.00%, 02/25/2011 AUD	6,900,000	5,279,580
Kreditanstalt für Wiederaufbau, 4.95%, 10/14/2014 CAD	650,000	604,512
Landwirtsch Rentenbank:
5.75%, 06/15/2011 AUD	6,000,000	4,550,746
7.00%, 12/27/2007 NZD	2,000,000	1,333,215

		18,671,100

Total Foreign Bonds - Corporate (Principal Amount Denominated in
Currency Indicated) (cost $24,108,851)		24,524,183

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 16.0%
Canada, 6.25%, 06/16/2015 NZD	5,600,000	$3,664,447
Colombia, 9.75%, 02/11/2008 GBP	100,000	199,346
Hong Kong, 4.33%, 12/07/2015 HKD	17,650,000	2,353,530
Hungary, 6.50%, 08/12/2008 HUF	785,750,000	3,742,601
Korea:
4.75%, 06/10/2009 KRW	1,372,000,000	1,458,063
5.25%, 09/10/2015 KRW	4,700,000,000	5,116,396
Mexico:
8.00%, 12/19/2013 MXN	38,400,000	3,590,057
10.00%, 12/05/2024 MXN	40,200,000	4,389,829
New Zealand, 6.00%, 07/15/2008 NZD	2,000,000	1,330,028
Poland, 4.25%, 05/24/2011 PLN	23,835,000	7,612,353
Singapore, 3.625%, 07/01/2014 SGD	5,840,000	3,864,746

Total Foreign Bonds - Government (Principal Amount Denominated in
Currency Indicated) (cost $35,759,102)		37,321,396

YANKEE OBLIGATIONS-CORPORATE 1.4%
ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%
GAZPROM OAO, 9.625%, 03/01/2013	$500,000	595,300

FINANCIALS 0.9%
Commercial Banks 0.9%
Kazkommerts International BV, 7.00%, 11/03/2009	500,000	504,000
Kuznetski Capital SA, 7.34%, 05/13/2013	1,600,000	1,644,480

		2,148,480

UTILITIES 0.2%
Multi-Utilities 0.2%
National Power Corp., 9.65%, 08/23/2011	500,000	562,983

Total Yankee Obligations-Corporate (cost $3,286,322)		3,306,763

YANKEE OBLIGATIONS-GOVERNMENT 1.9%
Brazil:
7.875%, 03/07/2015	500,000	555,000
9.25%, 10/22/2010	600,000	679,500
Colombia:
8.25%, 12/22/2014	500,000	563,500
10.50%, 07/09/2010	600,000	693,600
Philippines, 8.00%, 01/15/2016	350,000	390,687
Turkey, 9.00%, 06/30/2011	500,000	552,500
Uruguay, 7.50%, 03/15/2015	350,000	375,375
Venezuela, 10.75%, 09/19/2013	500,000	615,000

Total Yankee Obligations-Government (cost $4,368,332)		4,425,162

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS 68.5%
CONSUMER DISCRETIONARY 6.3%
Automobiles 0.4%
DaimlerChrysler AG	Germany	12,596	$718,525
Toyota Motor Corp.	Japan	5,700	337,861

			1,056,386

Hotels, Restaurants & Leisure 0.5%
Ladbrokes plc	United Kingdom	40,131	312,665
OPAP SA	Greece	21,110	753,768

			1,066,433

Household Durables 0.5%
Electrolux AB	Sweden	35,600	651,775
Husqvarna AB *	Sweden	35,600	436,160

			1,087,935

Media 3.2%
Arnoldo Mondadori Editore SpA	Italy	74,944	729,731
Gestevision Telecinco SA	Spain	7,069	185,745
Independent News & Media plc	Ireland	365,841	1,227,863
Macquarie Communications Infrastructure Group	Australia	352,933	1,672,773
Mediaset SpA	Italy	68,867	772,506
PagesJaunes SA	France	24,158	723,870
Pearson plc	United Kingdom	69,673	1,027,857
West Australian Newspapers Holdings, Ltd.	Australia	57,985	465,680
Wolters Kluwer NV	Netherlands	21,170	581,927

			7,387,952

Multi-line Retail 0.6%
Home Retail Group plc	United Kingdom	18,939	144,847
Marks & Spencer Group plc	United Kingdom	11,704	146,547
PPR SA	France	6,766	1,009,365

			1,300,759

Specialty Retail 1.1%
H&M Hennes & Mauritz AB, Class B	Sweden	40,700	1,755,112
Inditex SA	Spain	7,061	337,548
Lindex AB	Sweden	27,500	366,426
Yamada Denki Co., Ltd.	Japan	1,500	149,339

			2,608,425

Textiles, Apparel & Luxury Goods 0.0%
Burberry Group plc	United Kingdom	7,970	84,972

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 7.2%
Beverages 2.8%
C&C Group plc	Ireland	49,054	$815,055
Coca-Cola Amatil, Ltd.	Australia	61,267	330,240
Diageo plc +	United Kingdom	176,956	3,273,744
Grupo Modelo SA de CV, Ser. C	Mexico	131,700	635,435
Scottish & Newcastle plc	United Kingdom	129,895	1,397,267

			6,451,741

Food & Staples Retailing 0.5%
Woolworths, Ltd.	Australia	79,448	1,273,025

Food Products 1.9%
Koninklijke Wessanen NV	Netherlands	52,518	699,698
Unilever NV	Netherlands	150,198	3,703,164

			4,402,862

Personal Products 0.7%
Shiseido Co., Ltd.	Japan	89,000	1,735,620

Tobacco 1.3%
British American Tobacco Malaysia Berhad	Malaysia	53,100	614,230
British American Tobacco plc +	United Kingdom	82,961	2,261,069
Gallaher Group plc	United Kingdom	7,220	122,556

			2,997,855

ENERGY 5.6%
Oil, Gas & Consumable Fuels 5.6%
BP plc +	United Kingdom	353,428	3,929,861
ENI SpA	Italy	69,490	2,095,500
Royal Dutch Shell plc, Class B +	United Kingdom	120,010	4,298,538
Total SA +	France	39,544	2,677,119

			13,001,018

FINANCIALS 19.7%
Capital Markets 3.6%
Macquarie Bank, Ltd.	Australia	6,087	351,434
Nomura Holdings, Inc.	Japan	33,100	584,626
UBS AG	Switzerland	81,896	4,893,934
Vontobel Holding AG	Switzerland	56,284	2,415,049

			8,245,043

Commercial Banks 11.5%
ABN AMRO Holding NV	Netherlands	81,894	2,388,031
Allied Irish Banks plc	Ireland	28,414	774,162
Australia & New Zealand Banking Group, Ltd.	Australia	102,305	2,300,842
Banco Bilbao Vizcaya Argentaria SA	Spain	38,613	932,301
Banco Santander Central Hispano SA	Spain	36,977	639,872
Bank Leumi Le-Israel BM	Israel	212,958	880,725

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Bank of Ireland	Ireland	20,295	$408,953
Bank of Yokohama, Ltd.	Japan	39,000	301,552
Barclays plc	United Kingdom	108,689	1,466,627
Danske Bank AS	Denmark	12,200	511,745
Hang Seng Bank, Ltd.	Hong Kong	109,700	1,395,818
HBOS plc	United Kingdom	44,042	913,070
HSBC Holdings plc - London Exchange +	United Kingdom	196,429	3,723,915
Lloyds TSB Group plc +	United Kingdom	301,169	3,213,794
National Australia Bank, Ltd.	Australia	5,616	166,057
Nordea Bank AB	Sweden	92,500	1,274,140
Royal Bank of Canada	Canada	25,500	1,130,810
Royal Bank of Scotland Group plc +	United Kingdom	64,849	2,310,404
Societe Generale +	France	12,840	2,133,427

			26,866,245

Diversified Financial Services 1.8%
Fortis NV	Belgium	12,097	507,433
Guoco Group, Ltd.	Bermuda	76,000	917,693
ING Groep NV	Netherlands	63,056	2,793,076

			4,218,202

Insurance 2.5%
Assurances Generales de France SA +	France	12,543	1,760,742
Cathay Financial Holding Co., Ltd.	Taiwan	94,474	183,210
Legal & General Group plc +	United Kingdom	613,447	1,690,646
Promina Group, Ltd.	Australia	94,362	496,935
QBE Insurance Group, Ltd.	Australia	8,632	165,121
TrygVesta AS	Denmark	23,511	1,519,552

			5,816,206

Real Estate Investment Trusts 0.3%
Westfield Group Australia	Australia	53,254	768,349

HEALTH CARE 2.3%
Health Care Providers & Services 0.4%
Parkway Holdings, Ltd.	Singapore	551,000	978,566

Pharmaceuticals 1.9%
GlaxoSmithKline plc +	United Kingdom	159,874	4,268,877

INDUSTRIALS 5.2%
Aerospace & Defense 0.4%
BAE Systems plc	United Kingdom	124,660	997,394

Airlines 0.2%
Singapore Airlines, Ltd.	Singapore	38,000	370,327

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Building Products 0.4%
Assa Abloy AB, Class B	Sweden	48,400	$931,349

Commercial Services & Supplies 0.5%
Biffa plc	United Kingdom	28,908	146,934
De La Rue plc	United Kingdom	61,660	730,303
Experian Group, Ltd.	United Kingdom	21,272	234,095

			1,111,332

Construction & Engineering 0.5%
Skanska AB, Class B	Sweden	61,000	1,087,250

Electrical Equipment 0.7%
Schneider Electric SA +	France	16,992	1,765,105

Industrial Conglomerates 0.5%
Barloworld, Ltd.	South Africa	36,050	696,040
Far Eastern Textile, Ltd.	Taiwan	35,100	26,594
Fraser & Neave, Ltd.	Singapore	165,000	469,706

			1,192,340

Machinery 1.4%
Aker Yards ASA	Norway	17,680	1,278,984
Heidelberger Druckmaschinen AG	Germany	9,619	437,737
Sandvik AB	Sweden	58,000	708,590
SKF AB, Class B	Sweden	49,000	788,572

			3,213,883

Transportation Infrastructure 0.6%
Brisa-Autoestradas de Portugal SA	Portugal	45,063	498,012
Macquarie Airports	Australia	393,249	977,611

			1,475,623

INFORMATION TECHNOLOGY 2.3%
Office Electronics 0.5%
Canon, Inc.	Japan	18,000	965,317
Oce NV	Netherlands	13,707	209,381

			1,174,698

Semiconductors & Semiconductor Equipment 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	67,979	124,676
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	10,626	103,072
United Microelectronics Corp.	Taiwan	1,380,000	769,664

			997,412

Software 1.4%
Nintendo Co., Ltd.	Japan	1,100	225,052
SAP AG	Germany	4,213	838,076
Square Enix Co., Ltd.	Japan	84,400	2,115,144

			3,178,272

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS 4.3%
Chemicals 1.5%
Akzo Nobel NV	Netherlands	29,920	$1,677,735
BASF AG	Germany	13,675	1,205,190
Imperial Chemical Industries plc	United Kingdom	64,807	502,756

			3,385,681

Construction Materials 0.6%
Lafarge SA	France	9,132	1,227,145
Siam Cement	Thailand	26,000	188,421

			1,415,566

Containers & Packaging 0.9%
Rexam plc +	United Kingdom	193,847	2,183,166

Metals & Mining 0.5%
Evraz Group SA, GDR	Luxembourg	25,652	664,387
JFE Holdings, Inc.	Japan	13,000	522,602

			1,186,989

Paper & Forest Products 0.8%
Stora Enso Oyj, Class R	Finland	20,800	336,577
UPM-Kymmene Oyj	Finland	57,700	1,464,577

			1,801,154

TELECOMMUNICATION SERVICES 9.0%
Diversified Telecommunication Services 7.6%
BCE, Inc. +	Canada	80,529	2,273,169
Belgacom SA	Belgium	10,228	418,462
Bell Aliant Regional Communications Income Fund	Canada	15,628	472,876
BT Group plc	United Kingdom	285,090	1,512,951
Chunghwa Telecom Co., Ltd., ADR	Taiwan	117,430	2,147,786
Deutsche Telekom AG	Germany	87,185	1,508,701
France Telecom	France	16,959	440,419
KT Corp.	South Korea	3,930	178,295
Maroc Telecom	Morocco	147,811	2,208,846
Telecom Italia SpA	Italy	207,205	523,561
Telefonica SA	Spain	259,670	5,003,805
TeliaSonera AB	Sweden	130,000	948,812

			17,637,683

Wireless Telecommunication Services 1.4%
China Unicom, Ltd.	Hong Kong	862,000	958,319
Sistema JSFC, GDR *	Russia	10,191	270,062
StarHub, Ltd.	Singapore	337,720	482,859
Vodafone Group plc +	United Kingdom	650,665	1,675,324

			3,386,564

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
UTILITIES 6.6%
Electric Utilities 2.4%
E.ON AG +	Germany	14,078	$1,688,770
Enel SpA	Italy	152,869	1,467,030
Fortum Oyj	Finland	34,400	946,475
HongKong Electric Holdings, Ltd.	Hong Kong	44,500	209,328
ScottishPower plc	United Kingdom	100,384	1,251,174

			5,562,777

Gas Utilities 0.7%
Korea Gas Corp.	South Korea	28,340	1,109,781
Snam Rete Gas SpA	Italy	112,081	570,698

			1,680,479

Independent Power Producers & Energy Traders 0.4%
Datang International Power Generation Co., Ltd.	China	1,052,000	891,021

Multi-Utilities 2.8%
National Grid plc +	United Kingdom	202,195	2,583,764
SUEZ	France	27,249	1,219,170
United Utilities plc +	United Kingdom	195,752	2,663,839

			6,466,773

Water Utilities 0.3%
Kelda Group plc	United Kingdom	12,481	206,146
Severn Trent plc	United Kingdom	19,272	513,121

			719,267

Total Common Stocks (cost $141,907,248)			159,428,576

PREFERRED STOCKS 0.3%
CONSUMER DISCRETIONARY 0.3%
Textiles, Apparel & Luxury Goods 0.3%
Hugo Boss AG (cost $600,501)	Germany	16,739	778,626

SHORT-TERM INVESTMENTS 1.0%
MUTUAL FUND SHARES 1.0%
Evergreen Institutional U.S. Government Money Market Fund ø
(cost $2,312,205)	United States	2,312,205	2,312,205

Total Investments (cost $216,692,889) 101.5%			236,494,986
Other Assets and Liabilities (1.5%)			(3,599,686)

Net Assets Applicable to Common Shareholders 100.0%			$232,895,300

+   All or a portion of this security is pledged as collateral for written call options.

*   Non-income producing security

ø   Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

Summary of Abbreviations
ADR	American Depository Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
GBP	Great British Pound
GDR	Global Depository Receipt
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	Republic of Korea Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
SGD	Singapore Dollar
ZAR	South African Rand

The following table shows the percent of total long-term investments by geographic location as of October 31, 2006:

United Kingdom	22.1%	Finland	1.2%
France	6.1%	Morocco	0.9%
Germany	6.1%	Denmark	0.7%
Netherlands	5.4%	New Zealand	0.6%
United States	3.8%	Brazil	0.5%
Australia	3.8%	Philippines	0.4%
Sweden	3.8%	Belgium	0.4%
Mexico	3.7%	Bermuda	0.4%
Luxembourg	3.7%	China	0.4%
South Korea	3.4%	Israel	0.4%
Poland	3.3%	Colombia	0.3%
Switzerland	3.1%	Greece	0.3%
Spain	3.0%	South Africa	0.3%
Canada	3.0%	Venezuela	0.3%
Japan	3.0%	Malaysia	0.3%
Norway	2.8%	Turkey	0.2%
Singapore	2.6%	Portugal	0.2%
Italy	2.6%	Uruguay	0.2%
Hong Kong	2.1%	Russia	0.1%
Hungary	1.6%	Thailand	0.1%
Taiwan	1.4%
Ireland	1.4%		100.0%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

The following table shows portfolio composition as a percent of total investments as of October 31, 2006:

Financials	28.4%
Foreign Bonds - Government	15.8%
Telecommunication Services	8.9%
Consumer Staples	8.5%
Utilities	7.0%
Consumer Discretionary	6.9%
Energy	6.1%
Industrials	5.1%
Materials	4.2%
Information Technology	2.3%
Health Care	2.2%
Yankee Obligations - Government	1.9%
Mortgage-Backed Securities	1.7%
Cash Equivalents	1.0%

100.0%

The following table shows the percent of total investments (excluding equity positions) by credit quality based on Moody’s and Standard & Poor’s ratings as of October 31, 2006:

AAA	41.6%
AA	9.8%
A	30.9%
BBB	3.1%
BB	8.5%
B	1.3%
NR	4.8%

100.0%

The following table shows the percent of total investments (excluding equity positions) based on effective maturity as of October 31, 2006:

Less than 1 year	5.0%
1 to 3 year(s)	14.2%
3 to 5 years	31.2%
5 to 10 years	38.1%
10 to 20 years	6.3%
20 to 30 years	5.2%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006 (unaudited)

Assets
Investments in securities, at value (cost $214,380,684)	$234,182,781
Investments in affiliated money market fund, at value (cost $2,312,205)	2,312,205

Total investments	236,494,986
Receivable for securities sold	5,345,420
Dividends and interest receivable	1,858,636
Receivable for closed forward foreign currency exchange contracts	142,572

Total assets	243,841,614

Liabilities
Dividends payable applicable to common shareholders	1,675,189
Payable for securities purchased	4,730,483
Due to custodian bank	2,303,854
Due to custodian bank, foreign currency, at value (cost $120,915)	84,667
Payable for closed forward foreign currency exchange contracts	274,521
Unrealized losses on forward foreign currency exchange contracts	491,292
Call options written, at value (premiums received $1,130,125)	1,280,611
Advisory fee payable	5,338
Due to other related parties	318
Accrued expenses and other liabilities	100,041

Total liabilities	10,946,314

Net assets applicable to common shareholders	$232,895,300

Net assets applicable to common shareholders represented by
Paid-in capital	$219,020,820
Overdistributed net investment income	(6,717,018)
Accumulated net realized gains on investments	1,417,765
Net unrealized gains on investments	19,173,733

Net assets applicable to common shareholders	$232,895,300

Net asset value per share applicable to common shareholders
Based on $232,895,300 divided by 11,489,628 common shares issued and outstanding
(unlimited number of common shares authorized)	$20.27

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2006 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $339,709)	$4,359,442
Interest (net of foreign withholding taxes of $26,792)	2,131,464
Income from affiliate	42,622

Total investment income	6,533,528

Expenses
Advisory fee	1,089,807
Administrative services fee	57,358
Transfer agent fees	21,230
Trustees’ fees and expenses	43,371
Printing and postage expenses	47,577
Custodian and accounting fees	177,152
Professional fees	23,849
Other	18,861

Total expenses	1,479,205
Less: Expense reductions	(924)
Fee waivers	(101,683)

Net expenses	1,376,598

Net investment income	5,156,930

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	4,131,347
Written options	(2,022,807)
Foreign currency related transactions	(2,402,113)

Net realized losses on investments	(293,573)
Net change in unrealized gains or losses on investments	1,551,447

Net realized and unrealized gains or losses on investments	1,257,874

Net increase in net assets resulting from operations	$6,414,804

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2006	Year Ended
	(unaudited)	April 30, 2006 (a)

Operations
Net investment income	$ 5,156,930	$4,418,342
Net realized gains or losses on investments	(293,573)	3,356,802
Net change in unrealized gains or losses on investments	1,551,447	17,622,286

Net increase in net assets resulting from operations	6,414,804	25,397,430

Distributions to common shareholders from net investment income	(10,028,598)	(7,915,572)

Capital share transactions
Net proceeds from the issuance of common shares	0	218,667,000
Common share offering expenses charged to paid-in capital	0	(430,000)
Net asset value of common shares issued under the Automatic Dividend
Reinvestment Plan	690,152	0

Net increase in net assets resulting from capital share transactions	690,152	218,237,000

Total increase (decrease) in net assets applicable to common shareholders	(2,923,642)	235,718,858
Net assets applicable to common shareholders
Beginning of period	235,818,942	100,084

End of period	$ 232,895,300	$235,818,942

Overdistributed net investment income	$ (6,717,018)	$(1,845,350)

(a) For the period from October 31, 2005 (commencement of operations), to April 30, 2006.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen International Balanced Income Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on August 16, 2005 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The primary investment objective of the Fund is to seek to provide a high level of income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

e. Written options

The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

g. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

h. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.95% of the Fund’s average daily net assets applicable to common shareholders.

First International Advisors, Inc. d/b/a Evergreen International Advisors (“FIA”), an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the fixed income portion of the Fund and is paid by EIMC for its services to the Fund.

Analytic Investors, Inc. (“Analytic”) is the investment sub-advisor managing the Fund’s option strategy and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended October 31, 2006, EIMC waived its advisory fee in the amount of $101,683.

The Fund may invest in Evergreen-managed money market funds which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.05% of the Fund’s average daily net assets applicable to common shareholders.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. CAPITAL SHARE TRANSACTIONS

The Fund has authorized an unlimited number of common shares with no par value. For the six months ended October 31, 2006 and the period ended April 30, 2006, the Fund issued 34,388 and 11,455,240 common shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $111,033,103 and $113,314,318, respectively, for the six months ended October 31, 2006.

At October 31, 2006, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange	Contracts to	U.S. Value at		U.S. Value at	Unrealized
Date	Receive	October 31, 2006	In Exchange for	October 31, 2006	Loss

12/21/2006	382,935,000 JPY	$ 3,299,185	1,750,856 GBP	$ 3,340,664	$ 41,479
12/21/2006	269,041,000 JPY	2,317,929	18,045,543 HKD	2,323,867	5,938
01/11/2007	437,035,000 JPY	3,775,617	5,000,000 AUD	3,865,248	89,631

Forward Foreign Currency Exchange Contracts to Sell:

Exchange	Contracts to	U.S. Value at	In Exchange for	Unrealized
Date	Deliver	October 31, 2006	U.S. $	Loss

01/11/2007	10,100,000 AUD	$ 7,807,800	$ 7,502,179	$ 305,621
01/17/2007	12,419,000 DKK	2,134,154	2,100,288	33,866
02/02/2007	775,483,000 HUF	3,770,486	3,755,729	14,757

During the six months ended October 31, 2006, the Fund had written option activities as follows:

	Number of	Premiums
	Contracts	Received

Options outstanding at April 30, 2006	1,082	$1,166,575
Options written	7,349	8,575,618
Options expired	(3,207)	(3,280,106)
Options closed	(4,303)	(5,331,962)

Options outstanding at October 31, 2006	921	$1,130,125

Open call options written at October 31, 2006 were as follows:

Expiration		Number of	Strike		Market	Premiums
Date		Contracts	Price/Rate		Value	Received

11/17/2006	Swiss Market
	Index	183	8,550	CHF	$ 144,828	$ 239,986
11/17/2006	FTSE 100 Index	109	6,125	GBP	128,373	196,694
11/17/2006	S&P/MIB Index	101	39,500	EUR	136,947	116,857
11/17/2006	S&P/Toronto
	Stock Exchange
	60 Index	206	680	CAD	461,803	264,840
11/17/2006	Amsterdam
	Exchange Index	322	6,100	EUR	408,660	311,748

On October 31, 2006, the aggregate cost of securities for federal income tax purposes was $216,693,574. The gross unrealized appreciation and depreciation on securities based on tax cost was $22,028,918 and $2,227,506, respectively, with a net unrealized appreciation of $19,801,412.

For income tax purposes, currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2006, the Fund incurred and elected to defer post-October currency losses of $103,816.

6. EXPENSE REDUCTIONS

Through expense offset arrangements with the Fund’s custodian, a portion of fund expenses has been reduced.

7. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

9. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and Evergreen Services Company, LLC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

From time to time, EIMC is involved in various legal actions in the normal course of business. In EIMC’s opinion, it is not involved in any legal actions that will have a material effect on its ability to provide services to the Fund.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

11. SUBSEQUENT DISTRIBUTIONS

The Fund declared the following distributions to common shareholders:

Declaration	Record	Payable	Net Investment
Date	Date	Date	Income

October 20, 2006	November 15, 2006	December 1, 2006	$0.1458
November 17, 2006	December 13, 2006	January 2, 2007	$0.1458
December 7, 2006	January 17, 2007	February 1, 2007	$0.1458

These distributions are not reflected in the accompanying financial statements.

AUTOMATIC DIVIDEND REINVESTMENT PLAN (unaudited)

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, nonparticipants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open market (openmarket purchases) on the American Stock Exchange or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010 or by calling 1-800-730-6001.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreements. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, of Analytic, of FIA, or of EIMC, approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen International Balanced Income Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreements. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, Analytic, and FIA, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, Analytic, FIA, and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC, Analytic, and FIA. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were

ADDITIONAL INFORMATION (unaudited) continued

generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC, Analytic, FIA, and EIMC’s affiliates provide a comprehensive investment management service to the fund. They noted that EIMC, Analytic, and FIA formulate and implement an investment program for the fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC, Analytic, and FIA were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded,

ADDITIONAL INFORMATION (unaudited) continued

within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, Analytic, and FIA, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. In the case of the Fund, the Trustees noted that the Fund had recently commenced operations and so had only a limited operating history.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees considered that, in light of the fact that the Fund is not making a continuous offering of its shares, the likelihood of substantial increases in economies of scale was relatively low, although they determined to continue to monitor the Fund’s expense ratio and the profitability of the investment advisory agreement to EIMC in the future for reasonableness in light of future growth of the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton*	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[5]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 The Board of Trustees is classified ino three classes of which one class is elected annually. Each Trustee serves a three-year term concurrent with the class from which the Trustee is elected. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

* Shirley L. Fulton served as Trustee through November 20, 2006.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

575077 rv2 12/2006

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Balanced Income Fund

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: December 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: December 26, 2006

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: December 26, 2006